International Operations	12 Months Ended
Dec. 31, 2014
Segments, Geographical Areas [Abstract]
International Operations
International operations

International activity includes Investment Management and Investment Services fee revenue generating businesses, foreign exchange trading activity, loans and other revenue producing assets and transactions in which the customer is domiciled outside of the United States and/or the international activity is resident at an international entity. Due to the nature of our international and domestic activities, it is not possible to precisely distinguish between internationally and domestically domiciled customers.
As a result, it is necessary to make certain subjective assumptions such as:

•	Income from international operations is determined after internal allocations for interest revenue, taxes, expenses and provision for credit losses.

•	Expense charges to international operations include those directly incurred in connection with such activities, as well as an allocable share of general support and overhead charges.

Total assets, total revenue, income before income taxes and net income of our international operations are shown in the table below.

International operations		International				Total International	Total Domestic
(in millions)		EMEA		APAC	Other				Total
2014
	Total assets at period end (a)	$86,189	(b)	$16,812	$1,516	$104,517	$280,786		$385,303
	Total revenue	3,931	(b)	1,383	645	5,959	9,733		15,692
	Income before income taxes	985		913	365	2,263	1,300		3,563
	Net income	775		719	287	1,781	870		2,651
2013
	Total assets at period end (a)	$70,046	(b)	$20,498	$1,808	$92,352	$282,164	(c)	$374,516	(c)
	Total revenue	3,821	(b)	936	738	5,495	9,553	(c)	15,048	(c)
	Income before income taxes	1,015		493	414	1,922	1,855	(c)	3,777	(c)
	Net income	822		399	335	1,556	629	(c)	2,185	(c)
2012
	Total assets at period end (a)	$78,912	(b)	$18,064	$1,816	$98,792	$260,434	(c)	$359,226	(c)
	Total revenue	3,727	(b)	902	646	5,275	9,335	(c)	14,610	(c)
	Income before income taxes	936		429	326	1,691	1,666	(c)	3,357	(c)
	Net income	761		349	265	1,375	1,140	(c)	2,515	(c)

(a)	Total assets include long-lived assets, which are not considered by management to be significant in relation to total assets. Long-lived assets are primarily located in the United States.

(b)
Includes revenue of approximately $2.3 billion, $2.3 billion and $2.3 billion and assets of approximately $46.2 billion, $36.4 billion and $40.0 billion in 2014, 2013, and 2012, respectively, of international operations domiciled in the UK, which is 15%, 15% and 16% of total revenue and 12%, 10%, and 11% of total assets, respectively.

(c)
Results for years ended Dec. 31, 2013 and Dec. 31, 2012 were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.